Russell 2000 Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	109 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.01%	13.10%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%		8.52%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	7.94%	4.87%		5.23%
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.44%	3.59%		4.18%
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.72%	3.25%		3.68%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	4.52%	4.64%		5.51%